EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
EARNINGS PER SHARE
Basic earnings (loss) per share from continuing operations	$ (0.28)	$ (0.25)	[1]	$ (0.14)	[1]
Net loss	$ (4,489,198)	$ (3,192,314)	[1]	$ (1,230,319)	[1]
Non-controlling Interest	(173,959)	(75,159)
Loss attributable to ordinary shareholders	$ (4,663,157)	$ (3,117,155)		$ (1,230,319)
Weighted average number of ordinary shares:
Issued at the end of the year	16,155,812	16,155,812		9,742,998
Issued in current year	0	6,412,812		1,816,428
Issued at the beginning of the year	16,155,812	9,742,998		7,926,570
Weighted-average number of shares outstanding, basic	16,155,812	12,575,605	[1]	8,492,924	[1]
Weighted-average number of shares outstanding, diluted	16,155,812	12,575,605		8,492,924
Diluted earnings (loss) per share:
Share Options	7,138,140	7,138,140		377,928

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination